Identified Intangible Assets - Summary of Changes in Identified Intangible Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Beginning balance, Cost		$ 9,978	$ 1,866
Beginning balance, Accumulated amortization/impairment		(1,188)	(1,293)
Beginning balance, Book value		8,790	573
Changes in book value:
Acquisitions/additions		299	8,551
Transfer to assets held for sale		(138)	(38)
Amortization		(1,507)	(255)
Impairment		(89)
Translation differences		(12)	(41)
Total changes		(1,447)	8,217
Ending balance, Cost		9,512	9,978	$ 1,866
Ending balance, Accumulated amortization/impairment		(2,169)	(1,188)	(1,293)
Ending balance, Book value		7,343	8,790	573
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance, Cost		9,832	1,715
Beginning balance, Accumulated amortization/impairment		(1,083)	(1,207)
Beginning balance, Book value		8,749	508
Changes in book value:
Acquisitions/additions		289	8,543
Transfer to assets held for sale		(138)	(38)
Amortization	[1]	(1,572)	(229)	(155)
Impairment		(89)
Translation differences		(10)	(35)
Total changes		(1,431)	8,241
Ending balance, Cost		9,397	9,832	1,715
Ending balance, Accumulated amortization/impairment		(2,079)	(1,083)	(1,207)
Ending balance, Book value		7,318	8,749	508
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance, Cost		146	151
Beginning balance, Accumulated amortization/impairment		(105)	(86)
Beginning balance, Book value		41	65
Changes in book value:
Acquisitions/additions		10	8
Amortization		(24)	(26)
Translation differences		(2)	(6)
Total changes		(16)	(24)
Ending balance, Cost		115	146	151
Ending balance, Accumulated amortization/impairment		(90)	(105)	(86)
Ending balance, Book value		$ 25	$ 41	$ 65

[1]	Includes impairment charges relative to IPR&D, which was acquired as part of the acquisition of Freescale of $89 million for 2016.